Employee Benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits
Employee Benefits

Note 9 - Employee Benefits

Seaboard has one qualified defined benefit pension plan (the “Plan”) for its domestic salaried and clerical employees that were hired before January 1, 2014. Benefits are generally based upon the number of years of service and a percentage of final average pay. Seaboard has historically based pension contributions on minimum funding standards to avoid the Pension Benefit Guaranty Corporation (“PBGC”) variable rate premiums established by the Employee Retirement Income Security Act (“ERISA”) of 1974. Seaboard did not make any contributions in 2018 and 2017 and currently does not plan on making any contributions in 2019.

As described in Note 10 to the consolidated financial statements, Seaboard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following tables show the Plan’s assets measured at estimated fair value as of December 31, 2018 and 2017, respectively, and also the level within the fair value hierarchy used to measure each category of assets:

	December 31,
(Millions of dollars)	2018	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$69	$69	$—	$—
Foreign equity securities	47	47	—	—
Domestic fixed income mutual funds	27	27	—	—
Foreign fixed income mutual funds	11	11	—	—
Money market funds	2	2	—	—
Total assets	$156	$156	$—	$—

	December 31,
(Millions of dollars)	2017	Level 1	Level 2	Level 3
Assets:
Domestic equity securities	$80	$80	$—	$—
Foreign equity securities	53	53	—	—
Domestic fixed income mutual funds	25	25	—	—
Foreign fixed income mutual funds	11	11	—	—
Money market funds	2	2	—	—
Total assets	$171	$171	$—	$—

Pursuant to Seaboard’s investment policy, assets are invested in the Plan to achieve a diversified target allocation of approximately 50% in domestic equities, 25% in international equities, 20% in fixed income securities and 5% in alternative investments. The investment strategy is periodically reviewed by management for adherence to policy and performance.

Seaboard also sponsors non-qualified, unfunded supplemental executive plans, and has certain individual, non-qualified, unfunded supplemental retirement agreements for certain retired employees. The unamortized prior service cost is being amortized over the average remaining working lifetime of the active participants for these plans. Management has no plans to provide funding for these supplemental executive plans in advance of when the benefits are paid.

Assumptions used in determining pension information for all of the above plans were:

	Years ended December 31,
	2018			2017			2016
Weighted average assumptions
Discount rate used to determine obligations	3.50	-	4.50%	2.75	-	3.80%	2.90	-	4.65%
Discount rate used to determine net periodic benefit cost	2.75	-	3.80%	2.90	-	4.60%	3.20	-	4.80%
Expected return on plan assets			6.25%			6.50%	6.75	-	7.00%
Long-term rate of increase in compensation levels			4.00%			4.00%			4.00%

Management selected the discount rate based on a model-based result where the timing and amount of cash flows approximates the estimated payouts. The expected returns on the Plan’s assets assumption are based on the weighted average of asset class expected returns that are consistent with historical returns. The assumed rate selected was based on model-based results that reflect the Plan’s asset allocation and related long-term projected returns. The measurement date for all plans is December 31. The unrecognized net actuarial losses are generally amortized over the average remaining working lifetime of the active participants for all of these plans.

The changes in the Plan’s benefit obligations and fair value of assets for the Plan, supplemental executive plans and retirement agreements and the funded status were as follows:

	December 31,
(Millions of dollars)	2018	2017
Reconciliation of benefit obligation:
Benefit obligation at beginning of year	$300	$262
Service cost	10	9
Interest cost	11	11
Actuarial losses (gains)	(22)	29
Plan settlements	—	(9)
Benefits paid	(6)	(3)
Other	—	1
Benefit obligation at end of year	$293	$300
Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$171	$151
Actual return on plan assets	(11)	25
Employer contributions	2	10
Plan settlements	—	(9)
Benefits paid	(6)	(6)
Fair value of plan assets at end of year	$156	$171
Funded status	$(137)	$(129)

The net funded status of the Plan was $(35) million and $(29) million as of December 31, 2018 and 2017, respectively. The accumulated benefit obligation for the Plan was $165 million and $171 million and for all the other plans was $95 million and $90 million as of December 31, 2018 and 2017, respectively. Expected future net benefit payments for all plans during each of the next five years and in aggregate for the five-year period beginning with the sixth year were as follows: $15 million, $18 million, $14 million, $25 million, $21 million and $75 million, respectively.

The settlements recognized during 2017 were primarily due to three participants who received lump sum payments in aggregate of $8 million that exceeded the service cost plus interest cost for the respective plan.

The net periodic cost of benefits of these plans was as follows:

	Years ended December 31,
(Millions of dollars)	2018	2017	2016
Components of net periodic benefit cost:
Service cost	$10	$9	$9
Interest cost	11	11	11
Expected return on plan assets	(11)	(10)	(8)
Amortization and other	6	5	5
Settlement loss recognized	—	2	—
Net periodic benefit cost	$16	$17	$17

The service cost component is recorded in either cost of sales or selling, general and administrative expenses depending upon the employee, and the other components of net periodic benefit cost are recorded in miscellaneous, net in the consolidated statements of comprehensive income. The amounts not reflected in net periodic benefit cost and included in accumulated other comprehensive loss before taxes as of December 31, 2018 and 2017 were $72 million and $78 million, respectively. Such amounts primarily represent accumulated losses, net of gain.

Seaboard participates in a multi-employer pension fund, the United Food and Commercial Workers International Union-Industry Pension Fund, which covers certain union employees under a collective bargaining agreement. This fund’s employer identification number is 51-6055922, and this plan’s number is 001. For the plan year beginning July 1, 2017, this plan’s “zone status” is green and is not subject to a funding improvement plan. Seaboard is required to make contributions to this plan in amounts established under the collective bargaining agreement that expires in July 2019. Contribution expense for this plan was $1 million for each of the years ended December 31, 2018, 2017 and 2016, which represents less than five percent of total contributions to this plan. The applicable portion of the total plan benefits and net assets of this plan is not separately identifiable, although Seaboard has received notice that, under certain circumstances, it could be liable for unfunded vested benefits or other expenses of this jointly administered union plan. The estimated withdrawal liability attributable to Seaboard based on the previous plan year ending June 30, 2018, was $17 million. Seaboard has not established any liabilities for potential future withdrawal, as such withdrawal from this plan is not probable.

Seaboard maintains a defined contribution plan covering most of its domestic salaried and clerical employees. In 2018,  2017 and 2016, Seaboard contributed to this plan an amount equal to 50% of the first 6% of each employee’s contributions to the plan. Employee vesting is based upon years of service, with 20% vested after one year of service and an additional 20% vesting with each additional complete year of service. Contribution expense for this plan was $3 million, $3 million and $2 million for the years ended December 2018, 2017 and 2016, respectively. In addition, Seaboard maintains a defined contribution plan covering most of its hourly, non-union employees. Contribution expense for this plan was $1 million for each of the years ended December 31, 2018, 2017 and 2016.

Seaboard has a deferred compensation plan that allows certain employees to reduce their compensation in exchange for values in various investments. Seaboard also has an Investment Option Plan that allowed certain employees to reduce their compensation in exchange for an option to acquire interests measured by reference to three investments. Contributions are no longer permitted under the Investment Option Plan. The exercise price for each investment option was established based upon the fair market value of the underlying investment on the date of grant. Under the deferred compensation plan, Seaboard contributes 3% of the employees’ reduced compensation. Seaboard’s income (expense) for these two deferred compensation plans, which primarily includes amounts related to the change in fair value of the underlying investment accounts, was $2 million, $(10) million and $(4) million for the years ended December 31, 2018, 2017 and 2016, respectively. Included in other liabilities as of December 31, 2018 and 2017 were $38 million and $40 million, respectively, representing the market value of the payable to the employees upon distribution or exercise for each plan. In conjunction with these plans, Seaboard purchased the specified number of units of the employee-designated investment, plus the applicable option price for the Investment Option Plan. These investments are treated as trading securities and are stated at their fair market values. Accordingly, as of December 31, 2018 and 2017,  $45 million and $46 million, respectively, were included in other current assets in the consolidated balance sheets. Investment income (loss) related to the mark-to-market of these investments for 2018,  2017 and 2016 totaled $(2) million, $9 million and $4 million, respectively.